OTHER PAYABLES AND ACCRUALS (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Other Payables And Accruals Disclosure [Line Items]
Accrued employee benefits	$ 53	$ 63
Other payables	102	108
Total	$ 155	$ 171